Income Taxes - Summary of Reconciliation of Effective Tax Rate (Detail) - EUR (€) € in Thousands	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Line Items]
Loss before tax from continuing operations		€ (25,568)	€ (21,828)	€ (1,043,378)	€ (52,787)	€ (101,017)	€ (55,025)	€ (31,140)
Tax rate using the Company's domestic tax rate						(25,194)	(13,723)	(8,100)
Effect of tax rates in foreign jurisdictions						4,212	3,283	2,375
Non-deductible expenses						2,727	172	280
Tax exempt income/tax incentives						(855)	(16)	(52)
Current year losses for which no deferred tax asset is recognised						23,696	10,511	5,597
True up adjustments for taxes for prior years						(22,994)	(7,162)	(1,056)
Other domestic taxes						606	6	5
Total tax income recognised in profit or loss		€ 823	€ 497	€ 7,118	€ (3,337)	€ (17,802)	€ (6,929)	€ (951)
Loss before tax from continuing operations, in percent						24.94%	24.94%	26.01%
Effect of tax rates in foreign jurisdictions, in percent						(4.17%)	(5.96%)	(7.36%)
Non-deductible expenses, in percent						(2.70%)	(0.31%)	(0.90%)
Tax exempt income/tax incentives, in percent						0.85%	0.03%	0.17%
Current year losses for which no deferred tax asset is recognised, in percent						(23.46%)	(19.11%)	(17.97%)
True up adjustments for taxes for prior years, in percent						22.76%	13.02%	3.39%
Other domestic taxes, in percent						(0.60%)	(0.01%)	(0.02%)
Income tax income, in percent		3.22%	2.28%	(0.68%)	(6.32%)	17.62%	12.59%
Arrival Group [Member]
Income Taxes [Line Items]
Loss before tax from continuing operations	€ (3,387)
Tax rate using the Company's domestic tax rate	(845)
Current year losses for which no deferred tax asset is recognised	€ 845
Loss before tax from continuing operations, in percent	24.94%
Current year losses for which no deferred tax asset is recognised, in percent	(24.94%)